NON-CONTROLLING INTERESTS (Details 2) - USD ($)	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
IfrsStatementLineItems [Line Items]
Current assets	$ 17,421,537	$ 7,910,013
Current liabilities	13,004,181	5,315,904
Canopy Management [Member]
IfrsStatementLineItems [Line Items]
Current assets	4,192,902	3,200,701	$ 3,093,330
Non-current assets	4,016,860	3,741,309	4,023,521
Current liabilities	2,048,167	2,337,695	1,708,330
Non-current liabilities	253,340	715,461	1,225,804
Advances due to parent			530,020
Net income (loss) for the year	$ (129,279)	$ (27,507)	$ 2,196,479